Intangible Assets - Summary of Goodwill Impairment Test and Estimated Value in Use after Adjusting The Carrying Values of Assets and Was More Than Carrying Value Of Goodwill (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount | ₨		₨ 65,090
Ostro Energy Group [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 0		$ 5,615
ReNew Vayu Urja (KCT) [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	814		1,527
Prathamesh Solarfarms [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	813		970
Others [Member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,529		$ 3,220